Other financial assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [abstract]
Disclosure of other financial assets	Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF JUNE 30, 2026
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	4,665	4,755
Deposits	693	705
Total other non-current financial assets	5,358	5,460
Advances related to CRO contracts	7,717	7,872
Receivable from Citibank	—	429
Other investments	13,698	14,390
Total other current financial assets	21,415	22,692
Other financial assets	26,772	28,152